Eaton Vance
Maryland Municipal Income Fund
May 31, 2025
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 97.5%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.9%
Maryland Community Development Administration, (Local Government Infrastructure), 5.00%, 6/1/43	$775	$ 811,195
		$ 811,195
Education — 7.0%
Maryland Health and Higher Educational Facilities Authority, (Loyola University Maryland):
5.00%, 10/1/43	$830	$ 846,415
5.00%, 10/1/49	950	941,989
Maryland Health and Higher Educational Facilities Authority, (Stevenson University), 5.00%, 6/1/32	495	514,932
Maryland Industrial Development Financing Authority, (Garrison Forest School, Inc.), 4.00%, 11/1/42	1,025	929,768
Maryland Industrial Development Financing Authority, (McDonogh School), 4.00%, 9/1/43	2,100	1,917,838
University System of Maryland, 4.00%, 4/1/34	1,000	1,003,143
		$ 6,154,085
Escrowed/Prerefunded — 0.6%
Washington County, MD, (Diakon Lutheran Social Ministries), Prerefunded to 1/1/29, 5.00%, 1/1/32	$500	$ 533,580
		$ 533,580
General Obligations — 22.2%
Anne Arundel County, MD:
5.00%, 10/1/36	$1,000	$ 1,026,398
5.00%, 10/1/41	1,000	1,077,903
5.00%, 10/1/46	990	1,005,716
Baltimore County, MD, 4.00%, 3/1/40	1,895	1,848,213
Carroll County, MD, 4.00%, 11/1/42	1,230	1,183,229
Cecil County, MD, 4.50%, 8/1/53	885	842,817
Charles County, MD, 4.25%, 10/1/47	35	33,364
Frederick County, MD, 5.00%, 4/1/37	1,000	1,120,160
Maryland:
3.00%, 8/1/31	1,785	1,728,870
4.00%, 3/15/35	900	913,951
Montgomery County, MD:
2.00%, 8/1/39	2,000	1,429,754
4.00%, 8/1/40	700	682,372
Prince George's County, MD, 5.00%, 8/1/41	950	1,019,852
Puerto Rico:
0.00%, 7/1/33	750	508,360
5.625%, 7/1/29	1,000	1,048,255
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Talbot County, MD, 5.00%, 1/1/37	$1,380	$ 1,492,913
Washington Suburban Sanitary District, MD:
5.00%, 6/1/40	1,000	1,073,089
Green Bonds, 3.00%, 6/1/42	1,700	1,343,701
Green Bonds, 4.00%, 6/1/45	190	177,686
		$19,556,603
Hospital — 13.1%
Maryland Health and Higher Educational Facilities Authority, (Anne Arundel Health System), 5.00%, 7/1/32	$1,000	$ 1,013,527
Maryland Health and Higher Educational Facilities Authority, (Frederick Health System):
5.00%, 7/1/48	1,000	978,370
5.25%, 7/1/53	775	777,983
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health System), (LOC: TD Bank, N.A.), 2.95%, 6/1/46(1)	1,000	1,000,000
Maryland Health and Higher Educational Facilities Authority, (MedStar Health), 5.00%, 8/15/42	1,000	974,325
Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Health System), 4.00%, 7/1/48	2,335	1,987,902
Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 5.00%, 7/1/29	1,000	1,001,292
Maryland Health and Higher Educational Facilities Authority, (UPMC), 5.00%, 4/15/32	275	291,503
Montgomery County, MD, (Trinity Health Corp.):
4.00%, 12/1/44	2,000	1,761,237
5.00%, 12/1/45	1,000	990,203
Norfolk Economic Development Authority, VA, (Sentara Healthcare), 4.00%, 11/1/48	840	729,938
		$11,506,280
Housing — 13.3%
Howard County Housing Commission, MD, (Woodfield Oxford Square Apartments), 5.00%, 12/1/37	$1,000	$ 1,011,166
Maryland Community Development Administration:
2.30%, 9/1/35	1,000	795,452
Social Bonds, 1.65%, 9/1/29	645	578,494
Social Bonds, 1.80%, 9/1/30	515	454,405
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.375%, 9/1/43	1,000	981,092
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.40%, 9/1/37	1,000	970,527
Social Bonds, (FHLMC), (FNMA), (GNMA), 6.00%, 3/1/53	855	907,072

Eaton Vance
Maryland Municipal Income Fund
May 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Maryland Community Development Administration: (continued)
Sustainability Bonds, 4.35%, 7/1/43	$1,000	$ 941,829
Maryland Community Development Administration, (Villages At Marley Station), Sustainability Bonds, (FNMA), 4.35%, 2/1/44	995	955,437
Maryland Department of Housing and Community Development Administration, Green Bonds, 4.45%, 7/1/44	1,000	972,400
Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue, 4.00%, 7/1/50	1,030	802,039
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 5.625%, 7/1/43	500	523,774
Maryland Economic Development Corp., (Towson University), 5.00%, 7/1/37	1,000	1,000,058
Montgomery County Housing Opportunities Commission, MD:
1.95%, 7/1/31	215	186,769
2.00%, 1/1/32	200	176,789
2.05%, 7/1/32	200	175,459
2.10%, 1/1/33	220	185,509
2.125%, 7/1/33	135	112,589
		$11,730,860
Industrial Development Revenue — 2.5%
Maryland Economic Development Corp., (Constellation Energy Group, Inc.), 4.10% to 4/3/28 (Put Date), 10/1/36	$750	$ 759,861
Maryland Economic Development Corp., (Core Natural Resources, Inc.), 5.00% to 3/27/35 (Put Date), 7/1/48(2)	1,500	1,464,303
		$ 2,224,164
Insured - Escrowed/Prerefunded — 1.0%
Maryland Health and Higher Educational Facilities Authority, (Helix Health Issue), (AMBAC), Escrowed to Maturity, 5.00%, 7/1/27	$895	$ 909,724
		$ 909,724
Insured - Hospital — 4.4%
Maryland Health and Higher Educational Facilities Authority, (Medlantic/Helix Issue), (AMBAC), 5.25%, 8/15/38	$3,035	$ 3,287,585
Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), (AGM), 4.00%, 7/1/48	695	622,989
		$ 3,910,574
Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue — 0.4%
Anne Arundel County, MD, (The Village at Two Rivers), (AGC), 4.25%, 7/1/44	$380	$ 353,150
		$ 353,150
Insured - Transportation — 3.4%
Maryland Department of Transportation:
(AGC), (AMT), 5.25%, 8/1/40	$1,000	$ 1,052,205
(AGC), (AMT), 5.25%, 8/1/44	1,000	1,026,249
(AGC), (AMT), 5.25%, 8/1/49	910	924,141
		$ 3,002,595
Lease Revenue/Certificates of Participation — 5.1%
Maryland Stadium Authority:
5.00%, 5/1/47	$2,250	$ 2,275,024
5.00%, 5/1/50	995	1,037,032
Maryland Stadium Authority, Built to Learn Revenue:
4.00%, 6/1/49	500	440,427
4.00%, 6/1/52	800	697,300
		$ 4,449,783
Senior Living/Life Care — 3.0%
Baltimore County, MD, (Oak Crest Village, Inc.), 4.00%, 1/1/45	$1,000	$ 860,875
Howard County, MD, (Vantage House), 5.00%, 4/1/26	295	294,666
Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.25%, 1/1/37	500	500,090
Rockville, MD, (Ingleside at King Farm), 5.00%, 11/1/37	1,000	976,604
		$ 2,632,235
Special Tax Revenue — 7.1%
American Samoa Economic Development Authority, 5.00%, 9/1/38(2)	$200	$ 195,945
Howard County, MD, (Annapolis Junction Town Center):
5.00%, 2/15/38	450	474,084
5.00%, 2/15/39	425	443,350
Maryland Department of Transportation, 2.50%, 10/1/33	700	620,844
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	1,090	1,024,116
Washington Metropolitan Area Transit Authority, D.C.:
Green Bonds, 4.125%, 7/15/47	1,000	898,299
Green Bonds, 5.25%, 7/15/59	1,500	1,537,776
Sustainability Bonds, 5.25%, 7/15/53	1,000	1,024,378
		$ 6,218,792

Eaton Vance
Maryland Municipal Income Fund
May 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation — 11.0%
Maryland Department of Transportation, (AMT), 4.00%, 8/1/41	$1,525	$ 1,404,722
Maryland Economic Development Corp., (Seagirt Marine Terminal), (AMT), 5.00%, 6/1/49	250	234,554
Maryland Economic Development Corp., (Transportation Facilities), 5.00%, 6/1/32	500	513,525
Maryland Economic Development Corp., Parking Facilities Revenue, 5.00%, 6/1/58	975	943,882
Maryland Transportation Authority:
5.00%, 7/1/51	1,500	1,521,456
(AMT), 4.00%, 6/1/35	1,000	970,674
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/44	2,000	1,972,988
Virgin Islands Transportation and Infrastructure Corp., 5.00%, 9/1/39(3)	1,000	1,050,782
Washington Metropolitan Area Transit Authority, D.C., 5.00%, 7/1/31	1,000	1,032,012
		$ 9,644,595
Water and Sewer — 2.5%
Washington Suburban Sanitary District, MD:
4.00%, 6/1/40	$1,500	$ 1,462,592
5.00%, 6/1/43	650	691,902
		$ 2,154,494
Total Tax-Exempt Municipal Obligations (identified cost $89,331,996)		$85,792,709

Taxable Municipal Obligations — 2.0%
Security	Principal Amount (000's omitted)	Value
General Obligations — 0.6%
Baltimore Mayor and City Council, MD, 5.60%, 10/15/30(4)	$480	$ 489,348
		$ 489,348
Hospital — 0.8%
Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 3.052%, 7/1/40	$1,000	$ 745,976
		$ 745,976
Security	Principal Amount (000's omitted)	Value
Transportation — 0.6%
Prince George's County Revenue Authority, MD, (Regional Medical Center Garage):
2.553%, 8/1/26	$275	$ 268,427
2.593%, 8/1/27	260	249,083
		$ 517,510
Total Taxable Municipal Obligations (identified cost $2,024,252)		$ 1,752,834
Total Investments — 99.5% (identified cost $91,356,248)		$87,545,543
Other Assets, Less Liabilities — 0.5%		$ 444,956
Net Assets — 100.0%		$87,990,499
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at May 31, 2025.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2025, the aggregate value of these securities is $1,660,248 or 1.9% of the Fund's net assets.
(3)	When-issued security.
(4)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
The Fund invests primarily in debt securities issued by Maryland municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At May 31, 2025, 9.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.7% to 4.8% of total investments.

Eaton Vance
Maryland Municipal Income Fund
May 31, 2025
Portfolio of Investments (Unaudited) — continued

Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
The Fund did not have any open derivative instruments at May 31, 2025.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At May 31, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$85,792,709	$ —	$85,792,709
Taxable Municipal Obligations	—	1,752,834	—	1,752,834
Total Investments	$ —	$87,545,543	$ —	$87,545,543
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.
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